Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$532,263,946.91	$41,216,419.96	$491,047,526.95	0.836823	Sep-25
Class A-2b Notes	$114,652,629.32	$8,878,247.24	$105,774,382.08	0.836823	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,495,826,576.23	$50,094,667.20	$1,445,731,909.03

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,629,234,289.07	$1,574,594,538.05	0.761902
YSOC Amount	$128,659,928.55	$124,114,844.73
Adjusted Pool Balance	$1,500,574,360.52	$1,450,479,693.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$532,263,946.91	3.74000%	30/360	$1,658,889.30
Class A-2b Notes	$114,652,629.32	5.20804%	ACT/360	$547,355.86
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,495,826,576.23			$4,852,623.41

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,629,234,289.07	$1,574,594,538.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,500,574,360.52	$1,450,479,693.32
Number of Receivables Outstanding	80,095	78,952
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,725,762.86
Principal Collections	$54,428,624.73
Liquidation Proceeds	$203,182.02
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$59,357,569.61
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$59,357,569.61

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,357,695.24	$1,357,695.24	$—	$—	$57,999,874.37
Interest - Class A-1 Notes	$—	$—	$—	$—	$57,999,874.37
Interest - Class A-2a Notes	$1,658,889.30	$1,658,889.30	$—	$—	$56,340,985.07
Interest - Class A-2b Notes	$547,355.86	$547,355.86	$—	$—	$55,793,629.21
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$53,866,639.21
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$53,374,300.96
First Allocation of Principal	$—	$—	$—	$—	$53,374,300.96
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$53,306,692.63
Second Allocation of Principal	$7,346,882.91	$7,346,882.91	$—	$—	$45,959,809.72
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,885,868.05
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,885,868.05
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,800,368.05
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,800,368.05
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,800,368.05
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,052,583.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,052,583.76
Remaining Funds to Certificates	$3,052,583.76	$3,052,583.76	$—	$—	$—
Total	$59,357,569.61	$59,357,569.61	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$128,659,928.55
Increase/(Decrease)	$(4,545,083.82)
Ending YSOC Amount	$124,114,844.73

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,500,574,360.52	$1,450,479,693.32
Note Balance	$1,495,826,576.23	$1,445,731,909.03
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	23	$211,126.29
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	51	$203,182.02
Monthly Net Losses (Liquidation Proceeds)			$7,944.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.14%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,305,471.81
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	103	$2,330,411.97
60-89 Days Delinquent	0.03%	18	$480,614.38
90-119 Days Delinquent	0.01%	6	$139,219.31
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	127	$2,950,245.66

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$187,141.16
Total Repossessed Inventory		12	$317,680.46

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		24	$619,833.69
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.04%	23	0.03%